SHARE BASED AND OTHER COMPENSATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholder's Equity:
Common stock issued for directors' fees	$ 85	$ 215
Common stock issued for officer and board compensation	120	0
Stock based compensation for vesting of restricted stock	0	469
Stock based compensation for issuance of stock options	4,475	2,191
Stock based compensation for issuance of restricted stock	2,398	0
Common stock issued for professional services	0	150
Fair value of warrants issued for professional services	0	425
Total non-cash compensation in Statement of Changes in Stockholders’ Equity	$ 7,078	$ 3,450